Stockholders’ Deficit (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jun. 09, 2023	Dec. 31, 2021	Dec. 14, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Percentage of common stock	20.00%	20.00%
Warrants exceed price (in Dollars per share)		$ 11.5
Expire year	5 years	5 years
Initial business combination, description		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the completion of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger prices described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” to be equal to 180% of the higher of the Market Value and the Newly Issued Price described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Redemption of public warrants price per share (in Dollars per share)	$ 18	$ 18	$ 10.37
Warrants description	Once the warrants become exercisable, the Company may call the outstanding warrants for redemption (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).	Once the warrants become exercisable, the Company may call the outstanding warrants for redemption (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).
Preferred stock issued
Preferred stock outstanding
Assets held In trust (in Dollars)	$ 113,045,191
Percentage of equity proceeds	60.00%
Market value per share (in Dollars per share)	$ 9.2
Percentage of market value	115.00%
Redemption trigger price (in Dollars per share)	$ 18
Warrant exceeds price (in Dollars per share)	$ 18
Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares issued		14,375,000		14,375,000
Public warrants	14,375,000
Private Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares issued		11,125,000		11,125,000
Private placement warrants outstanding		11,125,000
Warrants exercise price per share (in Dollars per share)	$ 1	$ 1
Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 11.5
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock authorized	500,000,000	500,000,000		500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Shares of common stock, issued	10,608,178	28,750,000		28,750,000
Shares of common stock, outstanding	10,608,178	28,750,000		28,750,000
Warrants exceed price (in Dollars per share)	$ 18
Stockholders elected to redeem shares			18,141,822
Issue price (in Dollars per share)	$ 9.2
Percentage of market value	180.00%
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock authorized	50,000,000	50,000,000		50,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Shares of common stock, outstanding		7,187,500
Common stock issued	7,187,500	7,187,500		7,187,500
Common stock outstanding	7,187,500	7,187,500		7,187,500
Outstanding shares		7,187,500
Common stock shares subject to forfeiture		937,500
Stockholders’ [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares of common stock, outstanding	10,608,178
Stockholders elected to redeem shares	18,141,822
Common stock redemption price (in Dollars per share)	$ 10.37
Common stock aggregate redemption amount (in Dollars)	$ 188,132,132
Assets held In trust (in Dollars)	$ 113,045,191
Stockholders’ [Member] | Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock issued	10,608,178
Common stock outstanding	10,608,178
Common stock redemption price (in Dollars per share)	$ 10.37
Stockholders’ [Member] | Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock issued	7,187,500
Common stock outstanding	7,187,500